Balance Sheets (USD $)	Dec. 31, 2011	Sep. 30, 2011	Sep. 30, 2010
Current Assets
Cash and cash equivalents	$ 7,353,932	$ 11,006,590	$ 3,432,544
Restricted cash	301,741	301,361
Accounts receivable	318,728	224,176
Accounts receivable, related party	16,460,473	17,642,245	23,392,670
Due from broker	1,626,070	3,428,450	2,260,015
Inventory	12,447,055	11,198,147	8,013,153
Derivative financial instruments, related party	7,282	0	688,039
Prepaid expenses and other	1,504,243	1,107,354	533,513
Total current assets	40,019,524	44,908,323	38,319,934
Property, Plant, and Equipment
Land	2,064,090	2,064,090	2,064,090
Plant, Building and Equipment	203,965,704	203,749,761	199,771,260
Office and Other Equipment	742,360	742,360	720,529
Total Cost	206,772,154	206,556,211	202,555,879
Accumulated Depreciation	(45,147,143)	(42,293,441)	(28,757,303)
Net property and equipment	161,625,011	164,262,770	173,798,576
Other Assets
Other			1,142,388
Financing costs, net of amortization	1,672,472	1,538,733	1,930,482
Total other assets	1,672,472	1,538,733	3,072,870
Total Assets	203,317,007	210,709,826	215,191,380
LIABILITIES AND MEMBERS' EQUITY
Accounts payable	1,578,703	2,090,561	978,388
Accounts payable, related parties	4,053,367	5,239,128	2,542,055
Derivative financial instruments, related party		2,097,075
Derivative financial instruments	576,688	2,875,075	75,125
Accrued expenses	2,285,432	2,615,092	2,624,916
Accrued expenses, related parties	4,432,606	3,831,583	2,913,206
Current maturities of notes payable	12,897,698	21,236,780	18,058,574
Total current liabilities	25,824,494	39,985,294	27,192,264
Notes payable, less current maturities	119,198,464	121,400,805	135,868,087
Other	575,011	600,010	700,006
Total long term liabilities	119,773,475	122,000,815	136,568,093
Commitments and Contingencies
Members' Equity
Members' capital, 13,139 units issued & outstanding	76,474,111	76,474,111	76,474,111
Accumulated (deficit)	(18,755,073)	(27,750,394)	(25,043,088)
Total members' equity	57,719,038	48,723,717	51,431,023
Total Liabilities and Members' Equity	$ 203,317,007	$ 210,709,826	$ 215,191,380